Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 16, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Nov. 16, 2018
Document Effective Date	Nov. 16, 2018
Prospectus Date	Nov. 16, 2018
Gadsden Dynamic Growth ETF | Gadsden Dynamic Growth ETF
Prospectus:
Trading Symbol	GDG
Gadsden Dynamic Multi-Asset ETF | Gadsden Dynamic Multi-Asset ETF
Prospectus:
Trading Symbol	GDMA